Vessels, Net	12 Months Ended
Dec. 31, 2021
Vessels, Net [Abstract]
Vessels, Net
5.	Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2021	December 31, 2020
Cost:
Beginning balance	307,870	292,280
- Additions	197,306	15,590
- Disposals	(17,127)	-
Ending balance	488,049	307,870

Accumulated depreciation:
Beginning balance	(51,133)	(38,499)
- Depreciation for the period	(17,076)	(12,634)
- Disposals	6,222	-
Ending balance	(61,987)	(51,133)

Net book value	426,062	256,737

On February 12, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Tradership, for a gross purchase price of $17,000. The vessel was delivered to the Company on June 9, 2021. The acquisition of the vessel was financed with cash on hand at the time of delivery and subsequently through the ABB Loan Facility (Note 6).

On March 10, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Flagship, for a gross purchase price of $28,385. The vessel was delivered to the Company on May 6, 2021. The acquisition of the vessel was financed with cash on hand at the time of delivery and subsequently through the sale and leaseback agreement entered into with Cargill International S.A., or Cargill, on May 11, 2021 (Note 6).

On March 11, 2021, the Company entered into an agreement with unaffiliated third parties for the purchase of a secondhand Capesize vessel, the Patriotship, for a gross purchase price of $26,600. The vessel was delivered to the Company on June 1, 2021. The acquisition of the vessel was financed with cash on hand at the time of delivery and subsequently through the sale and leaseback agreement entered into with CMB Financial Leasing Co., Ltd., or CMBFL, on June 22, 2021 (Note 6).

On March 19, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Hellasship, for a gross purchase price of $28,600. The vessel was delivered to the Company on May 6, 2021. The acquisition of the vessel was financed with cash on hand at the time of delivery and subsequently through the sale and leaseback agreement entered into with CMBFL on June 22, 2021 (Note 6).

On May 17, 2021, the Company entered into an agreement with unaffiliated third parties for the purchase of a secondhand Capesize vessel, the Worldship, for a gross purchase price of $33,700. The vessel was delivered to the Company on August 30, 2021. The acquisition of the vessel was financed with cash on hand at the time of delivery and subsequently through the Piraeus Bank Loan Facility (Note 6).

On June 22, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Friendship, for a gross purchase price of $24,600. The vessel was delivered to the Company on July 27, 2021. The acquisition of the vessel was financed with cash on hand at the time of delivery and subsequently through the August 2021 Alpha Bank Loan Facility (Note 6).

On October 5, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Dukeship, for a gross purchase price of $34,300. The vessel was delivered to the Company on November 26, 2021. The acquisition of the vessel was financed with cash on hand.

During the year ended December 31, 2021, an amount of $3,973 of expenditures were capitalized that concern improvements on vessels performance and meeting environmental standards mainly due to installation of ballast water treatment systems and other energy saving devices. During the year ended December 31, 2020, the Company installed an exhaust gas cleaning system, or scrubber, on one of its vessels. The cost of this scrubber amounted to $3,705 in the aggregate. The cost of the ballast water treatment systems, scrubbers and energy saving devices are accounted as major improvement and are capitalized to vessels’ cost and depreciated over the remaining useful life of each vessel. Additionally, an amount of $148 and $485 of expenditures were capitalized during the years ended December 31, 2021 and 2020, respectively. Amounts paid in each period in relation to the aforementioned additions are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statements of cash flows.

As of December 31, 2021, the Knightship, the Championship, the Flagship, the Hellasship and the Patriotship are financed through other financial liabilities (sale and leaseback agreements) (Note 6). All vessels, except the ones financed through sale and leaseback agreements and the Dukeship, are mortgaged to secured loans of the Company (Note 6).

Gain on sale of vessel, net

On June 30, 2021, the Company entered into an agreement with an unaffiliated third party for the sale of the Leadership for a gross sale price of $12,600. As of June 30, 2021, the vessel was classified in current assets as “Vessels held for sale” in the consolidated balance sheet, according to the provisions of ASC 360, as all the criteria for this classification were met. The specific vessel was not impaired as of June 30, 2021, since its carrying amount plus unamortized dry-dock costs as at the balance sheet date was lower than its fair value less cost to sell. The vessel was delivered to her new owners on September 30, 2021. A gain on sale of vessel net of sale expenses amounting to $697 was recognized in the consolidated statement of operations, since its carrying amount plus unamortized dry-dock costs as at the balance sheet date was lower than its fair value less cost to sell and was presented as “Gain on vessel sale, net” in the consolidated statement of operations.